Vanguard® New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.9%)
New Jersey (90.9%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/22	170	173
[1]	Atlantic City Board of Education GO	4.000%	4/1/23	150	158
[1]	Atlantic City Board of Education GO	4.000%	4/1/24	165	181
[1]	Atlantic City Board of Education GO	4.000%	4/1/25	175	197
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	227
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	242
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	269
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	254
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	199
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	203
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	202
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	207
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	172
[1]	Atlantic City Board of Education GO	4.000%	4/1/35	175	200
	Atlantic City NJ GO	5.000%	11/1/22	3,000	3,081
[1]	Atlantic City NJ GO	4.000%	11/1/23	1,425	1,482
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,171
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	297
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	908
[2]	Atlantic City NJ GO	5.000%	3/1/37	1,000	1,198
[2]	Atlantic City NJ GO	5.000%	3/1/42	1,250	1,485
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/24	125	141
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/25	125	146
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/26	125	151
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/27	175	217
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/28	250	317
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/29	200	259
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/30	260	344
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/31	300	404
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/32	250	334
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/33	400	533
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/34	275	365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/35	350	463
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/36	275	334
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/37	710	860
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/38	350	423
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/39	300	361
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/40	600	721
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/41	525	629
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/47	1,180	1,395
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/53	1,500	1,763
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	5,530
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,593
	Atlantic County NJ GO	2.000%	6/1/35	1,160	1,151
	Atlantic County NJ GO	2.000%	6/1/38	785	765
	Atlantic County NJ GO	2.000%	6/1/39	1,310	1,269
	Bergen County NJ GO	3.000%	7/15/38	1,620	1,779
	Burlington County Bridge Commission Highway Revenue	5.000%	10/1/36	1,000	1,216
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/33	1,000	1,245
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/34	1,365	1,694
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/35	1,000	1,235
	Burlington County Bridge Commission Lease Revenue	5.000%	4/15/32	555	714
	Burlington NJ GO	3.000%	5/1/30	1,610	1,835
	Burlington NJ GO	3.000%	5/1/31	1,650	1,864
	Burlington NJ GO	3.000%	5/1/32	1,695	1,902
	Burlington NJ GO	3.000%	5/1/33	1,745	1,952
	Burlington NJ GO	3.000%	5/1/34	1,790	1,996
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/32	6,035	6,579
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	13,439
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,500	1,656
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	3,500	3,859
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/30	3,805	4,185
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	6,055	6,653
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/32	2,500	2,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/33	2,000	2,193
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/34	1,650	1,807
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,901
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/37	3,470	4,079
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/38	1,705	2,000
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	1,260	1,475
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	625
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	606
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	500	570
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	880	1,000
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/39	1,000	1,134
	Camden County NJ GO	3.000%	3/1/33	550	614
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	2,000	2,230
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	2,500	2,778
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	2,950	3,269
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	1,500	1,659
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	1,450	1,602
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	4.000%	11/1/34	120	128
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/39	5,000	5,389
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	13,930	14,949
[1]	Clifton Board of Education GO	2.000%	8/15/41	7,780	7,468
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	6,000	6,797
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	429
	East Brunswick Township Board of Education GO	4.000%	5/15/36	350	425
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	691
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	556
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	810
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	836
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	1,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	776
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	436
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	434
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,540
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	659
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	970
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	1,117
[3]	Essex County Improvement Authority College & University Revenue	4.000%	7/15/40	1,575	1,803
[3]	Essex County Improvement Authority College & University Revenue	4.000%	7/15/50	2,750	3,092
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/37	1,540	1,761
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	1,000	1,142
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	170	226
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	175	232
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	331
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	250	330
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	364
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	745
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	767
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	801
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	829
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/51	1,600	1,901
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,538
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	1,125	1,321
[4]	Essex County Improvement Authority Local or Guaranteed Housing Revenue VRDO	0.010%	9/1/21	7,000	7,000
	Essex County NJ GO	2.000%	9/1/33	1,905	1,964
	Essex County NJ GO	2.000%	9/1/36	1,250	1,259
	Essex County NJ GO	2.000%	9/1/37	2,035	2,038
	Essex County NJ GO	4.000%	9/1/40	1,440	1,644
	Essex County NJ GO	4.000%	9/1/41	1,440	1,642
	Essex County NJ GO	4.000%	9/1/42	1,440	1,639
	Essex County NJ GO	4.000%	9/1/43	1,440	1,637
	Essex County NJ GO	4.000%	9/1/44	1,440	1,635
	Essex County NJ GO	4.000%	9/1/45	1,440	1,632
	Essex County NJ GO	4.000%	9/1/46	1,000	1,133
	Essex County NJ GO	2.000%	9/1/47	3,900	3,696
	Essex County NJ GO	4.000%	9/1/47	1,440	1,630
	Essex County NJ GO	4.000%	9/1/48	1,440	1,629
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,552
	Ewing Township Board of Education GO	4.000%	7/15/37	3,000	3,482
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,781
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	6,612
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,869
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,535
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	2,258
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	225	295
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	2,055
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	250	327
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,630
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	275	358
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,385
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	350	454
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/35	500	648
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/36	1,000	1,292
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/37	675	869
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/38	1,750	2,086
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/39	1,340	1,593
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/40	650	771
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/41	275	325
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	1,500	1,715
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/46	1,000	1,170
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/51	1,500	1,748
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,442
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	750	883
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	700	822
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	600	703
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/48	2,000	2,298
	Gloucester County Pollution Control Financing Authority Industrial Revenue VRDO	0.010%	9/1/21	5,300	5,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Harrison NJ GO	4.000%	3/1/38	1,945	2,218
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,990
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	6,590
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	8,513
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,000	2,258
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	2,000	2,248
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	2,000	2,242
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	2,000	2,234
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	2,000	2,228
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	2,000	2,222
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	4,500	5,405
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	12,500	14,846
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	12,500	14,782
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/33	1,405	1,739
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,500	1,744
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,503
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,789
	Hudson County NJ GO	2.000%	11/15/35	1,000	1,001
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,934
	Hudson County NJ GO	2.125%	11/15/37	1,000	1,003
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,534
	Hudson County NJ GO	2.375%	11/15/39	1,000	1,015
	Hudson County NJ GO	2.375%	11/15/40	1,000	1,013
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	0.010%	9/1/21	2,500	2,500
	Jersey City NJ GO	5.000%	11/1/31	510	633
	Jersey City NJ GO	5.000%	11/1/33	415	513
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,321
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,356
	Jersey City NJ GO	4.000%	11/1/36	1,765	2,042
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,227
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,873
[1]	Maple Shade Township School District GO	3.000%	7/15/31	910	995
[1]	Maple Shade Township School District GO	3.000%	7/15/37	1,920	2,076
[1]	Maple Shade Township School District GO	3.000%	7/15/40	1,985	2,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mercer County Improvement Authority Lease (Non-Terminable) Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,879
	Mercer County NJ GO	0.050%	2/15/32	5,000	4,243
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/32	1,000	1,211
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/33	950	1,163
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/34	1,800	2,065
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/34	650	793
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/35	1,275	1,539
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/35	525	639
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/36	1,200	1,446
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	500	607
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/37	2,000	2,267
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/37	275	333
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/38	1,500	1,698
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/38	250	302
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/39	200	241
	Monmouth County NJ GO	5.000%	7/15/34	580	750
	Monmouth County NJ GO	5.000%	7/15/34	1,350	1,745
	Monmouth Regional High School District GO	3.000%	2/1/31	1,755	1,905
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,359
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	1,096
	Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,495
[5]	Monroe Township NJ GO	5.000%	1/15/29	425	545
[5]	Monroe Township NJ GO	5.000%	1/15/30	440	574
[5]	Monroe Township NJ GO	5.000%	1/15/31	450	582
[5]	Monroe Township NJ GO	5.000%	1/15/32	450	580
[5]	Monroe Township NJ GO	5.000%	1/15/33	460	591
[2]	New Brunswick NJ GO	3.000%	2/15/30	1,830	1,986
[2]	New Brunswick NJ GO	3.000%	2/15/31	1,370	1,480
[2]	New Brunswick NJ GO	3.000%	2/15/32	1,370	1,475
[2]	New Brunswick NJ GO	3.000%	2/15/36	1,370	1,462
[2]	New Brunswick NJ GO	3.000%	2/15/37	1,370	1,460
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	615	643
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	465	486
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	570	595
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/31	600	627
[1]	New Brunswick Parking Authority Auto Parking Revenue	4.000%	9/1/37	2,000	2,228
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,227
	New Jersey Building Authority Lease (Appropriation) Revenue	4.000%	6/15/30	605	683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	2,595	2,814
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	968
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,853
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,731
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	3,295	3,532
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	2,445	2,765
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	580	622
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	470	529
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,917
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/29	2,500	2,935
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	2,500	3,096
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	200	214
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,193
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	6/15/31	4,970	5,869
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	4,145	4,647
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	128
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	350	392
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	5,475	6,756
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	110	125
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,815
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,684
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	9,000	10,548
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,090	8,478
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	3,685	4,277
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	2,560	2,887
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/35	4,230	4,415
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	200	215
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	3,336
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,740	2,043
	New Jersey Economic Development Authority Appropriations Revenue	3.350%	7/15/36	325	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,825
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	6,790	8,435
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,617
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	9,520	10,584
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	9,450	10,973
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	5,060	6,030
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	2,500	2,889
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,961
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	4,407
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	2,500	2,872
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	4,209
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	785	907
[3,4]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.050%	9/2/21	13,600	13,600
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	5,000	5,243
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	4,005	4,200
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,438
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,330	1,449
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	350	391
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	411
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,500	2,985
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,272
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	795
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	791
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	11,964
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	8,800	9,553
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	1,530	1,605
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,250	2,440
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,354
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	5,705

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	385	394
New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	5,005	5,152
New Jersey Economic Development Authority Industrial Revenue (Exxon Project) VRDO	0.010%	9/1/21	5,880	5,880
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	297
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,846
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	3,000	3,625
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	1,800	2,172
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	1,150	1,298
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	6,280	7,514
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	5,000	6,271
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/31	345	441
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/35	2,000	2,537
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	3,000	3,502
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	1,090	1,269
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	1,250	1,450
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/44	3,035	3,501
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,968
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	741
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	6,064
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,000	6,024
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	900	1,125
New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,565	1,876
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	4,496
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,232
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,000	2,185
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	2,129
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	6,422
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,461
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	720	770
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,872
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	7,319
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	8,425
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,898
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,600	2,690
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	3,845	3,978
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	5,990	6,196
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	8,585	8,879
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	395	406
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	2,000	2,068
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/29	1,400	1,447
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	148
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	3,365
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	430	447
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	537
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	432
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	1,146
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,557
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	373
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	293
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,430	1,480
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	597
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,000	1,201
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,500	1,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,850	3,407
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	672
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,709
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	568
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,575	1,630
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,313
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	14,265	16,994
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	7,336
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,551
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	323
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,245
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	3,422
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,736
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,740
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	3,385
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	540
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/33	9,695	12,157
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	440
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	1,000	1,064
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	3,036
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,808
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,664
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	483
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	113
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,893
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	2,263
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	1,202
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	3,029
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,803
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,000	2,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	953
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,744
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	91
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	300	350
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	721
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,775
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,423
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,480
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	1,180
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	2,030
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	933
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	6,148
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,095	1,392
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,440
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	2,352
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	2,065	2,137
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,395
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,595	1,782
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,450	1,756
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,225	1,299
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,504
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,978
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,325
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	10,295	11,443
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,965
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,290	1,623
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	4,115	4,493
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,200	2,511
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,953
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,390	2,473
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,150	2,536
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,900	3,380
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	1,750	2,106
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	1,500	1,588
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	9,200	10,223
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	7,220	8,966
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,000	1,085
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	6,589
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	1,750	2,050
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	1,845	2,071
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,494
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	5,395	5,685
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	11,450	13,143
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	3,261
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	225
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/26	175	210
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	347
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	515
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	367
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	367
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	332
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	363
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	385
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	454
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	894
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	361
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	834
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	297
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.010%	9/1/21	8,035	8,035
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	2,500	2,722
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	12
	New Jersey GO	5.000%	6/1/24	5,000	5,641
	New Jersey GO	5.000%	6/1/25	5,000	5,845
	New Jersey GO	5.000%	6/1/26	5,000	6,033
	New Jersey GO	5.000%	6/1/27	6,000	7,448
	New Jersey GO	5.000%	6/1/28	6,000	7,639
	New Jersey GO	5.000%	6/1/29	6,000	7,809
	New Jersey GO	4.000%	6/1/30	6,000	7,424
	New Jersey GO	4.000%	6/1/31	14,000	17,486
	New Jersey GO	5.000%	6/1/31	4,590	5,277
	New Jersey GO	5.000%	6/1/31	4,000	4,878
	New Jersey GO	3.000%	6/1/32	4,770	5,456
	New Jersey GO	4.000%	6/1/32	12,000	15,126
	New Jersey GO	5.000%	6/1/32	2,760	3,168
	New Jersey GO	2.000%	6/1/33	1,500	1,509
	New Jersey GO	2.000%	6/1/34	2,500	2,493
	New Jersey GO	2.250%	6/1/34	2,785	2,822
	New Jersey GO	2.000%	6/1/35	1,500	1,471
	New Jersey GO	2.000%	6/1/36	1,500	1,461
	New Jersey GO	2.000%	6/1/37	1,500	1,451
	New Jersey GO	5.000%	6/1/41	2,500	3,046
[4]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/2/21	28,995	28,995
[4]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	2,575	2,575
[4]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	1,100	1,100
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/25	4,380	5,174
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/28	1,225	1,532
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	65	78
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,165	1,387
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	95	95
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,460
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,860
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,184
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	515
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,584
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,875	3,389
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,410	2,666
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	2,274
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	7,511
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,302
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,000	5,975
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	937
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,745	3,216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	500	611
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,987
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	2,154
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	560
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,419

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	366
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	3,023
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,999
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,423
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	540	584
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	3,164
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,897
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,000	2,134
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,132
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,630	3,181
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,849
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,647
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	6,134
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	4,041
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	4,240
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,433
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	4,035
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,280	1,465
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,195	1,334
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	3,243
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,357
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,642
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,188
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,752
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	8,435
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	3,053
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	7,070	7,682
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	2,115	2,122
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,060	5,770
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,000	2,370
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,177
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,885
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,670	4,337
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	8,201
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	4,380
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,560	7,735
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	3,780	4,128
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	3,035
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	2,064
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	9,709
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,500	3,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,250	7,498
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,804
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	16,050	17,975
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	9,795	11,471
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,000	3,631
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	4,900	5,560
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	15,775	18,800
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,512
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,733
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	8/15/43	5,800	6,058
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	13,525	15,683
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	17,790	20,057
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	65	68
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,313
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,950	9,155
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,395	17,218
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	15,810	17,390
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	11,095
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	6,045
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	6,045
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	7,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,500	5,086
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	1,605	1,605
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	500	500
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/2/21	17,770	17,770
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	12,480	12,480
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	1,520	1,520
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	794
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	908
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,832
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,605
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,595
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,085	5,511
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	11,395	12,436
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	2,695	2,826
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,960	7,588
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	7,845	8,659
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,666
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	5,100	5,582
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	960	979
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	1,000	1,009
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,215
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	960	978
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	1,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	1,061
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	2,000	1,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	730
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	908
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,320	2,516
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	911
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	1,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/50	3,000	3,181
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	12,370	13,734
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	2,000	1,932
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	552
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	1,012
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	2,652
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	2,500	2,356
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	1,500	1,468
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,184
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	420
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,910	7,939
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	9,340	10,737
	New Jersey Rutgers State University College & University Revenue VRDO	0.010%	9/1/21	15,100	15,100
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	7,000	7,564
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	14,290	15,441
[5]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/42	600	688
[1]	New Jersey Transportation Trust Fund Authority Appropriation Revenue	0.000%	12/15/34	285	221
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	595	617
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	250	266
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	4,060	3,996
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	162
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,045	1,019
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	690
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,377
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,420
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,515	2,371
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,887
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	7,864
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	968
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	4,207
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	685
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,918
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	270	322
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,481
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.625%	6/15/30	1,075	1,216
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	11,950	14,205
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	12,541
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,513
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	10,000	11,851
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	8,306
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	8,070	6,635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,405
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	9,295	10,621
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	8,190
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	805	644
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	3,000	3,772
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,279
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,150	4,002
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,523
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,276
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	1,375	1,769
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,175	886
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	4,068
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	1,625	2,078
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	60	45
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	170	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,351
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,375	2,967
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,500	1,908
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	622
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	4,814
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,420	3,020
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,266
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,785	3,981
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,230	1,535
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	3,055
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,000	1,160
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,000	1,260
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	7,370	4,912
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	864
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	2,305	2,696
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	1,050	1,215
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	3,625	4,200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,620	10,021
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	2,075
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	1,805	1,125
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	1,000	1,150
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/43	5,500	6,878
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/46	3,000	3,691
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	5,250	6,210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	4,585	4,756
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	530
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	4,980	5,398
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	215	253

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	2,785	3,014
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,348
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/30	400	412
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	450	489
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	1,000	1,029
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	1,000	1,259
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	1,600	1,736
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	469
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	10,300	10,683
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	4,000	4,149
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	3,330	3,731
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,010	1,125
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,400	5,852
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,200	6,031
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	3,125	3,362
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	625	671
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,585	6,395
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,259
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,256
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,253
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,000	1,250
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,192
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,500	1,936
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	5,186
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,800	2,131
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	1,078
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	1,250	1,474
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,000	1,177
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	2,000	2,557
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,000	6,830
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	2,000	2,462
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	6,000	6,969
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,785
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	4,780	5,164
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	6,346
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	4,100	4,650
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,000	6,934
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	2,000	2,458
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	3,000	3,761
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,140	912
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	3,860	3,000
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	650	490
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	6,665
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	985	635
[6]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	315	320
[7,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	98
[7,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	788
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	121
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,000	3,658
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	3,273
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,035	3,821
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	189
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	166
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,897
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	38

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,567
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,876
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	20	23
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,450	3,957
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	6,078
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	7,250	9,067
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,345
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	4,000	4,855
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	760
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,840
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	2,500	2,916
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,755	12,110
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	3,000	3,704
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,665	6,759
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	12,525	14,446
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	14,795	16,917
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	170	197
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,944
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	11,500	13,523
[3,4]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.140%	9/2/21	11,915	11,915
[2]	Newark Board of Education GO	5.000%	7/15/31	500	674
[2]	Newark Board of Education GO	5.000%	7/15/32	500	671
[2]	Newark Board of Education GO	5.000%	7/15/33	520	695
[2]	Newark Board of Education GO	4.000%	7/15/34	500	614
[2]	Newark Board of Education GO	4.000%	7/15/35	500	611
[2]	Newark Board of Education GO	4.000%	7/15/36	525	639
[2]	Newark Board of Education GO	4.000%	7/15/37	450	546
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,469
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,682
[2]	Newark Board of Education GO	3.000%	7/15/40	1,550	1,676
[2]	Newark Board of Education GO	3.000%	7/15/41	2,355	2,539
[2]	Newark Board of Education GO	3.000%	7/15/42	2,300	2,471
[6]	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	3,003
	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	9,628
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	442
	North Brunswick Township Board of Education GO	3.375%	8/15/36	1,940	2,161
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,883
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,966
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	833
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	135
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	153
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/35	130	146
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	162
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	826
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,227
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,469
	Passaic County NJ GO	3.000%	5/1/32	540	621
	Passaic County NJ GO	3.000%	11/1/35	3,000	3,314
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,476
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,650
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	2,130
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	1,065
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	548
	Pennsauken Township School District GO	4.000%	7/15/38	2,525	2,800
[2,5]	Perth Amboy NJ GO	5.000%	3/15/29	690	874
[2,5]	Perth Amboy NJ GO	5.000%	3/15/30	600	775
[2,5]	Perth Amboy NJ GO	5.000%	3/15/31	750	987
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,424
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,421
[2]	Salem County NJ GO	3.000%	6/15/33	270	290
	Salem County NJ GO	2.000%	6/15/36	1,680	1,686
	Salem County NJ GO	2.000%	6/15/37	1,835	1,828
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,440	2,818
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	3,003
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	2,780	2,928
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	264
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	256
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,458
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	653
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	505
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	648
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	646
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	839
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	644
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	642
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	10,925	12,114
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	4,140
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	5,410	6,784
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	4,444
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	13,540
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,806
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,000	4,220
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	5,000	5,275
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,010	3,175
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,050	2,163
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	1,136
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	1,012
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	3,214
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,928
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,696
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,955	2,490
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,898
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,886
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,550	4,444
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,558
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	3,423
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,483
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,870	3,556
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,472
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,618
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	2,050	2,527
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	14,265	17,133
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	2,500	2,971
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	11,500	14,075
	Toms River Board of Education GO	3.000%	7/15/30	1,150	1,243
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,612
	Toms River Board of Education GO	3.000%	7/15/33	2,000	2,138
	Toms River Board of Education GO	3.000%	7/15/38	2,675	2,835
	Union City NJ GO	5.000%	11/1/23	1,060	1,161
[3,4]	Union County NJ Improvements Authority Lease (Appropriation) Revenue TOB VRDO	0.050%	9/2/21	4,000	4,000
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	1,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Deptford Township NJ GO	3.000%	2/15/30	645	714
	West Deptford Township NJ GO	3.000%	2/15/32	640	701
					2,517,384
Delaware (0.7%)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	1,101
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	1,097
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	1,095
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	1,092
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	2,300	2,704
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	9,980	10,536
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	2,000	2,324
					19,949
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	3,000	3,282
[5]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	234
[5]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	115	131
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,262
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,497
					6,406
New York (4.3%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	1,050	1,237
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	2,500	3,282
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	2,000	2,488
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	7,133
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/36	5,000	6,221
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,782
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	4,825	5,732
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,574
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,724
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,741
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,198
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,560	5,391
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,090	4,627
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,814
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	1,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	2,500	2,927
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,969
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/47	4,000	4,819
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	4,590
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	9,530	11,106
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,660
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	5,080	6,015
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	3,192
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	5,010	6,079
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	4,000	4,814
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	3,000	3,671
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,405	5,471
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,941
[3,4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.090%	9/7/21	20	20
					118,336
Pennsylvania (3.3%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/31	1,540	1,897
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,757
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	174
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	2,660	2,962
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,223
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	173
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	4,530	5,532
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	224
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,755
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	197
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	2,515	3,063
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	190
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	272
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	215
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	12,000	14,494

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	6,585
Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	2,227
Delaware River Port Authority Highway Revenue	5.000%	1/1/33	3,000	3,319
Delaware River Port Authority Highway Revenue	5.000%	1/1/35	1,420	1,798
Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	13,293
Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,259
Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,899
Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	4,387
Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,510	2,769
Delaware River Port Authority Highway Revenue	5.000%	1/1/40	4,080	5,105
Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	455	484
Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	4,560	4,846
Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	2,660	2,826
				89,925
Puerto Rico (0.5%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	430	415
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,204	1,110
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,622	1,425
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	130	105
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,461	7,329
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	687	779
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	50	57
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	70	80
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	445	148

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,400	2,773
				14,221
Total Tax-Exempt Municipal Bonds (Cost $2,550,326)				2,766,221
Total Investments (99.9%) (Cost $2,550,326)				2,766,221
Other Assets and Liabilities—Net (0.1%)				2,195
Net Assets (100%)				2,768,416
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $37,791,000, representing 1.4% of net assets.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2021.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Securities with a value of $531,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2021	286	35,384	109

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(102)	(15,098)	24
Ultra Long U.S. Treasury Bond	December 2021	(46)	(9,075)	32
				56
				165
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,766,221	—	2,766,221
Derivative Financial Instruments
Assets
Futures Contracts[1]	165	—	—	165
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.